Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties
26.	Related parties
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Mr. Hongdi Brian Gu	Honorary Vice Chairman of the Board and President
Mr. Tao He (4)	Senior Vice President
HT Flying Car Inc.	A Company Significantly Influenced by the Principal Shareholder
HT Flying Car (Hong Kong) Limited	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Huitian Aerospace Technology Co., Ltd. (“Guangzhou Huitian”) (1)	A Company Significantly Influenced by the Principal Shareholder
Guangdong Huitian Aerospace Technology Co., Ltd. (“Guangdong Huitian”) (1)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by the Principal Shareholder
Rockets Capital L.P. (2)	A Partnership Significantly Influenced by the Company
Dogotix (3)	A Company Significantly Influenced by the Principal Shareholder
Dogotix (HongKong) Limited	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd (“Shenzhen Pengxing”) (3)	A Company Significantly Influenced by the Principal Shareholder
Shenzhen Pengxing Smart Research Co., Ltd. (“Shenzhen Pengxing Research”) (3)	A Company Significantly Influenced by the Principal Shareholder
Guangzhou Xuetao (4)	A Company Jointly Controlled by the Senior Vice President

(1)
Since January 2021, Guangzhou Huitian and Guangdong Huitian were controlled by the principal shareholder. In October 2021, upon the completion of Huitian’s A round of fund raising, Guangzhou Huitian and Guangdong Huitian became significantly influenced by the principal shareholder.

(2)
As of December 31, 2022, the principal shareholder and the President are the shareholders of the General Partner of Rockets Captial L.P. and the President is entitled to appoint one of three directors of the General Partner. The Group, together with its related parties, can exercise significant influence over Rockets Capital L.P(Note 12(iv)).

(3)
Since April 2021, Dogotix, Shenzhen Pengxing and Shenzhen Pengxing Research were controlled by the principal shareholder. In July 2022, upon the completion of Dogotix’s A round of fund raising, Dogotix, Shenzhen Pengxing and Shenzhen Pengxing Research became significantly influenced by the principal shareholder.

(4)
Mr. Tao He joined the Company as senior vice president in January 2015 and was appointed as director in March 2020. In July 2021, he resigned from the directorship with effect from the Global Offering. Since June 2022, he established and jointly controlled Guangzhou Xuetao with 50% equity interests.

(5)	Major transactions with related parties:

(i)	Non-trade in nature
For the year ended December 31, 2020, the loans from a principal shareholder amounted to RMB1,063,434 and was repaid as of December 31, 2020 (2021 and 2022: nil). The interest expenses on the loans from a principal shareholder was RMB5,922 (2021 and 2022: nil).
For the year ended December 31, 2022, the debt investments of RMB165,000 were disposed to a partnership significantly influenced by the Company (Note(12)(iii)).
For the year ended December 31, 2022, the interest expenses on the payable due to a company jointly controlled by the senior vice president was RMB1,021.

(ii)	Trade in nature
For the years ended December 31, 2020, 2021 and 2022, the rental expenses to a company controlled by the principal shareholder amounted to RMB10,150, RMB10,150 and nil, respectively.
For the years ended December 31, 2020, 2021 and 2022, the operation support service provided to companies controlled by the principal shareholder amounted to nil, RMB36,857 and RMB31,293, respectively.
For the years ended December 31, 2020, 2021 and 2022, the operation support service provided to companies significantly influenced by the principal shareholder amounted to nil, RMB2,300 and RMB20,210, respectively.
For the year ended December 31, 2020, the purchase of fixed assets and the rental income from a company controlled by the principal shareholder amounted to RMB999 and RMB166, respectively. For the year ended December 31, 2021, the purchase of fixed assets, the purchase of services, the rental income and the sales income from the companies controlled by the principal shareholder amounted to RMB698, RMB101, RMB862 and RMB140, respectively. For the year ended December 31, 2022, the purchase of fixed assets, the purchase of service and the rental income from the companies controlled by the principal shareholder amounted to nil, nil and RMB55, respectively.
For the year ended December 31, 2021, the purchase of fixed assets, the purchase of services, the rental income from the companies significantly influenced by the principal shareholder amounted to RMB2,793, RMB54 and RMB40, respectively. For the year ended December 31, 2022, the purchase of fixed assets, the purchase of services, the rental income and the sales income from the companies significantly influenced by the principal shareholder amounted to RMB3,752, RMB663, RMB534 and RMB2,167, respectively.

(6)	Amounts due from related parties:
As of December 31, 2021, amounts due from related parties represents: (i) the receivables for operation support service amounting to RMB15,804 to the companies controlled by the pricipal shareholder, and (ii) the receivables for operation support service and the prepayment for fixed assets amounting to RMB15,403 and RMB1,578, respectively, to the companies significantly influenced by the principal shareholder.
As of December 31, 2022, amounts due from related parties represents the receivables for operation support service and sales of goods amounting to RMB44,755 and RMB 2,369
, respectively, to the companies significantly influenced by the principal shareholder.

(7)	Amounts due to related parties:
As of December 31, 2021, amounts due to related parties represents: (i) the payables for rental expenses amounting to RMB22,126 to a company controlled by the principal shareholder, and (ii) the payables for assets purchased amounting to RMB2,793 to a company significantly influenced by the principal shareholder.
As of December 31, 2022, amounts due to related parties represents: (i) the payables for assets purchased amounting to RMB978 to the companies significantly influenced by the principal shareholder, and (ii) the payable due to a company jointly controlled by the senior vice president amount ing
to RMB28,470, and (iii) the payable for
i
nvestment amounting to RMB61,663 to a partnership significantly influenced by the Company, which was subsequently paid
i
n January 2023.

(8)	As of December 31, 2022, there was an investment commitment of RMB658,160 to a partnership significantly influenced by the Company (Note 27(a)).